Risk and Capital Management (Details 16) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
Impact In Income Private Pension [Member]
IfrsStatementLineItems [Line Items]
Discount rate increase	R$ (28)
Discount rate decrease	24
Biometric tables increase	51
Biometric tables decrease	(53)
Impact In Stockholders Equity Insurance [Member]
IfrsStatementLineItems [Line Items]
Discount rate increase	49
Discount rate decrease	(53)
Impact In Stockholders Equity Private Pension [Member]
IfrsStatementLineItems [Line Items]
Discount rate increase	653
Discount rate decrease	(722)
Impact In Income Insurance [Member]
IfrsStatementLineItems [Line Items]
Biometric tables increase	(10)
Biometric tables decrease	11
Insurance [Member]
IfrsStatementLineItems [Line Items]
Claims rates increase	(32)
Claims rates decrease	R$ 32